Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Inventories
8	Inventories

Spare parts and consumables	277,366	250,360
	277,366	250,360

Cost of inventories recognised during the year amounted to USD 630,939 (2021: USD 938,386). No provision is required for inventories at 30 June 2022 (2021: Nil).

13	Inventories

(Figures in USD)	2022	2021
Spare parts and consumables	315,576	250,360
	315,576	250,360

Cost of inventories recognised during the year amounted to USD 1,460,979 (2021: USD 938,386). No provision is required for inventories at 31 December 2022 (2021: Nil).

13	Inventories

Spare parts and consumables	250,360	321,789
	250,360	321,789

Cost of inventories recognised during the year amounted to USD 938,386 (2020: USD 657,917). No provision is required for inventories at 31 December 2021 (2020: Nil).

14	Inventories

Spare parts and consumables	321,789	179,644
	321,789	179,644

Cost of inventories recognised during the year amounted to USD 657,917 (2019: USD 788,792). No provision is required for inventories as at 31 December 2020 (2019: Nil).

14	Inventories

Spare parts and consumables	179,644	147,090
	179,644	147,090

Cost of inventories recognised during the year amounted to USD 788,792 (2018: USD 592,471). No provision is required for inventories as at December 31, 2019 (2018: Nil).

15	Inventories

Spare parts and consumables	147,090	176,651
	147,090	176,651

Cost of inventories recognised during the year amounted to USD 592,471 (2017: USD 50,891). No provision is required for inventories at 31 December 2018 (2017: Nil).